Net Loss Per Share - Q2 (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Shares underlying warrants outstanding [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	187,718,221	1,064,616	187,718,221	1,064,616	80,250,702	1,064,616
Shares underlying options outstanding [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	232,046	250,993	232,046	250,993	234,465	174,872
Unvested restricted stock [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	54,939	75,844	54,939	75,844	74,372	13,988
Convertible notes payable [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	48,668,482	0	48,668,482	0	20,007,002	0